ING MUTUAL FUNDS All Funds ING MAYFLOWER TRUST All Funds	ING SERIES FUND, INC. ING Global Target Payment Fund ING Alternative Beta Fund

Supplement dated July 2, 2012 to the

current Statements of Additional Information (“SAI”)

of the above-named Registrants

Effective immediately, the SAIs of the above-named Registrants are revised as follows:

1.	ING Global Target Payment Fund

The second sentence of the first paragraph of the sub-section entitled “Exchange-Traded Options” beginning on page 51 of the Fund’s SAI is hereby deleted in their entirety and replaced with the following:

Consequently, the Fund and or Underlying Funds can realize the value of an OTC Option it has purchased by exercising, reselling the option to the issuing dealer, or entering into a new offsetting transaction to another dealer.

The third, fourth, and fifth sentences of the second paragraph of the sub-section entitled “Exchange-Traded Options” beginning on page 51 of the Fund’s SAI are hereby deleted in their entirety.

2.	All Funds

The following is added to the end of the sub-section entitled “Foreign/Emerging Market Equity and Debt Investments – Risks of Investing in Foreign Securities” of each Fund’s SAI.

European Union - European Union (“EU”) member countries that have adopted the euro could abandon the euro and replace their currency through means that could include a return to their national currencies. It is possible that the euro will cease to exist as a single currency in its current form. The effects of such an abandonment of the euro or a country’s forced expulsion from the euro on that country, the rest of the EU, and global markets could be adverse to the market values of various securities, currencies, and derivatives, and could create conditions of volatility and limited liquidity in various currency, securities, and other markets. The exit of any country out of the euro could have a destabilizing effect on that country and all eurozone countries and their economies, and could have an adverse effect on the global economy and on global markets. In addition, under these circumstances, it may be difficult to value investments denominated in euros or in a replacement currency.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE